OTHER ASSETS	6 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 8 - OTHER ASSETS

In July 2022, the Company acquired a multi-user license of a back-office platform for $1,000,000. This back-end platform is intended to facilitate the computation and processing of commission payments to distributors, and it requires customization in order for it to be operational. The license has no resell rights and the Company has the option to buy the full license within six months of the launch of the platform. At of the date of this report, this platform is in development for inclusion of relevant user requirements.